Loss Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic
Net loss	$ (2,461)	$ (11,006)
Less: Accretion of discount on preferred stock		(67)
Dividends on preferred stock		(380)
Add: Gain on preferred stock redemption	3,684
Net income (loss) available to common shareholders	682	(11,453)
Weighted-average common shares outstanding	1,363,171	1,245,267
Basic earnings (loss) per share	$ 0.11	$ (9.20)
Diluted
Net loss	(2,461)	(11,006)
Less: Accretion of discount on preferred stock		(67)
Dividends on preferred stock		(380)
Add: Gain on preferred stock redemption	3,684
Net income (loss) available to common shareholders	$ 682	$ (11,453)
Weighted-average common shares outstanding for basic earnings per share	1,363,171	1,245,267
Add dilutive effects of assumed exercise of stock options	199	360
Average common and common-equivalent shares for dilutive EPS	1,363,370	1,245,627
Diluted loss per share	$ 0.11	$ (9.20)